6. DEPOSITS	12 Months Ended
Sep. 30, 2025
Notes
6. DEPOSITS

6.DEPOSITS

As of September 30, 2025, the Company has a US$10,000 ($13,921) performance bond with the State of Colorado Board of Land Commissioners (September 30, 2024 – US$56,218 ($75,889)). Subsequent to September 30, 2025, the Company received US$10,000 performance bond refund from Colorado Board of Land Commissioners.